Unearned Revenue/Accrued Revenue, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Cash received in advance of service provided – Current liability	$ 5,409	$ 3,540
Deferred revenue resulting from varying charter rates – Non-Current liability	253	0
Total Unearned Revenue	5,662	3,540
Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	475	2,029
Resulting from varying charter rates – Non-Current asset	614	831
Total Accrued Revenue	1,089	2,860
Cash received in advance
Deferred Revenue Arrangement [Line Items]
Cash received in advance of service provided – Current liability	4,925	3,540
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Cash received in advance of service provided – Current liability	484	0
Deferred revenue resulting from varying charter rates – Non-Current liability	$ 253	$ 0